Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014
Intangible Assets [Abstract]
Remaining 9 months of 2014	$ 57,537
2015	74,916
2016	74,810
2017	73,514
2018	67,601
Thereafter	$ 206,761